Revenue from contracts with customers (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018
Commisions and fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - revenue	SFr (23)	SFr (20)	SFr (43)
Other Income [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - revenue	0	0	0
General and Administrative Expense [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	(48)	(40)	(88)
Commission expenses [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	29	22	51
Bank | Commisions and fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - revenue	(23)	(20)	(43)
Bank | Other Income [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - revenue	(6)	(5)	(11)
Bank | General and Administrative Expense [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	(54)	(45)	(99)
Bank | Commission expenses [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	SFr 29	SFr 22	SFr 51